Capital assets - Impairment tests and sensitivity impacts (Details) - CAD ($)	3 Months Ended					12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital assets [Line Items]
Impairment loss	$ 0					$ 1,682,344,000	$ 46,056,000
Percentage of increase in discount rate					1.00%
Percentage of decrease in pricing					5.00%
Operating Segments [Member]
Disclosure of Capital assets [Line Items]
Impairment loss			$ 69,713,000	$ 1,564,854,000
1% increase discount rate	5,582,000		14,003,000	137,673,000
5% decrease pricing	24,797,000		37,496,000	272,278,000
Operating Segments [Member] | Australia
Disclosure of Capital assets [Line Items]
Impairment loss			33,475,000	55,583,000
1% increase discount rate			3,435,000	3,227,000
5% decrease pricing			15,470,000	13,582,000
Operating Segments [Member] | Saskatchewan
Disclosure of Capital assets [Line Items]
Impairment loss				815,909,000
1% increase discount rate				70,737,000
5% decrease pricing				141,015,000
Operating Segments [Member] | Drayton Valley Oil
Disclosure of Capital assets [Line Items]
Impairment loss				364,879,000
1% increase discount rate				13,204,000
5% decrease pricing				23,582,000
Operating Segments [Member] | Aquitaine Basin
Disclosure of Capital assets [Line Items]
5% decrease pricing	12,556,000
Operating Segments [Member] | Neocomian
Disclosure of Capital assets [Line Items]
Impairment loss		$ 47,777,000		22,758,000
1% increase discount rate	5,582,000	5,184,000		8,576,000
5% decrease pricing	$ 12,241,000	$ 13,235,000		13,609,000
Operating Segments [Member] | Germany
Disclosure of Capital assets [Line Items]
Impairment loss			10,177,000	39,738,000
1% increase discount rate			1,370,000	3,545,000
5% decrease pricing			2,818,000	7,084,000
Operating Segments [Member] | Ireland
Disclosure of Capital assets [Line Items]
Impairment loss			26,061,000	119,634,000	$ 46,055,000
1% increase discount rate			9,198,000	10,333,000	14,749,000
5% decrease pricing			$ 19,208,000	20,793,000	$ 28,598,000
Operating Segments [Member] | United States
Disclosure of Capital assets [Line Items]
Impairment loss				146,353,000
1% increase discount rate				28,051,000
5% decrease pricing				$ 52,613,000